Expense Example, No Redemption {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-15 - Fidelity® Stock Selector Small Cap Fund	Dec. 30, 2021 USD ($)
Fidelity Stock Selector Small Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 689
3 Years	931
5 Years	1,192
10 Years	1,935
Fidelity Stock Selector Small Cap Fund-Class M
Expense Example, No Redemption:
1 Year	493
3 Years	796
5 Years	1,120
10 Years	2,035
Fidelity Stock Selector Small Cap Fund-Class C
Expense Example, No Redemption:
1 Year	201
3 Years	621
5 Years	1,068
10 Years	2,102
Fidelity Stock Selector Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	1,131
Fidelity Stock Selector Small Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	$ 978